Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
REX-Osprey(TM) SOL + Staking ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ SOL + Staking ETF
Class Name	REX-Osprey™ SOL + Staking ETF
Trading Symbol	SSK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX-Osprey™ SOL + Staking ETF for the period of July 2, 2025 (inception) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/ssk/. You can also request this information by contacting us at (844) 802-4004.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/ssk/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ SOL + Staking ETF	$386¹	7.80%²’³

¹	Costs are for the period of July 2, 2025 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.
³	Gross expenses, excluding tax expense, would have been 0.75% for the year ended January 31, 2026.

Expenses Paid, Amount	$ 386	[1]
Expense Ratio, Percent	7.80%	[2],[3]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 2, 2025 to January 31, 2026. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the period of July 2, 2025, to January 31, 2026, the REX-OSPREYTM SOL + Staking ETF (the “Fund”) returned -30.34%. In comparison, the Solana / United States Dollar Cross returned -29.47% and S&P 500® Index returned 12.19% for the same period.

What affected the Fund’s performance?

•Performance during the period was primarily driven by declines in the price of Solana, which weighed on the Fund’s returns. While staking activity provided incremental income, it was not sufficient to offset the overall decline in the underlying asset.

•Broader market conditions across the digital asset ecosystem also pressured performance. Bitcoin declined during the period (-26.19%), contributing to reduced risk appetite and weaker sentiment across crypto markets, which in turn negatively affected Solana and other digital assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
REX-Osprey™ SOL + Staking ETF	-30.34%
S&P 500® Index	12.19%
Solana	-29.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/ssk/ for more recent performance information.
Net Assets	$ 117,663,656
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 944,825
Investment Company, Portfolio Turnover	145.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$117,663,656
Number of Holdings	5
Total Net Advisory Fee	$944,825
Portfolio Turnover Rate	145.57%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	234.72%
Solana	48.01%
CoinShares Physical Staked Solana	46.56%
JitoSOL (Liquid Staking Token on Solana)	2.88%
First American Government Obligations Fund - Institutional Class 4.226%	0.31%

Material Fund Change [Text Block]

Material Changes

Change in Tax Status

For the period July 2, 2025, to August 31, 2025, the Fund was taxed as a regular C-corporation for federal income tax purposes. As a result, the Fund intends to comply with Sub-chapter M of the Internal Revenue Code. Effective September 1, 2025, the Fund has been treated as a regulated investment company.

REX-Osprey(TM) DOGE ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ DOGE ETF
Class Name	REX-Osprey™ DOGE ETF
Trading Symbol	DOJE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX-Osprey™ DOGE ETF for the period of September 18, 2025 (inception) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/doje/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/doje/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ DOGE ETF	$39¹	1.50%²

¹	Costs are for the period of September 18, 2025 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 39	[4]
Expense Ratio, Percent	1.50%	[5]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 18, 2025 to January 31, 2026. Costs for a full annual period would be higher.
Net Assets	$ 16,030,115
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 129,058
Investment Company, Portfolio Turnover	15.77%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$16,030,115
Number of Holdings	4
Total Net Advisory Fee	$129,058
Portfolio Turnover Rate	15.77%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	232.66%
Doge Coin	55.18%
21Shares Dogecoin ETP	42.23%
First American Government Obligations Fund - Institutional Class 4.226%	0.55%

REX-Osprey(TM) ETH + STAKING ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ ETH + Staking ETF
Class Name	REX-Osprey™ ETH + Staking ETF
Trading Symbol	ESK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX-Osprey™ ETH + Staking ETF for the period of September 25, 2025 (inception) to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/esk/. You can also contact us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/esk/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ ETH + Staking ETF	$22¹	0.75%²

¹	Costs are for the period of September 25, 2026 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 22	[6]
Expense Ratio, Percent	0.75%	[7]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 25, 2026 to January 31, 2026. Costs for a full annual period would be higher.
Net Assets	$ 2,121,421
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 7,362
Investment Company, Portfolio Turnover	146.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$2,121,421
Number of Holdings	5
Total Net Advisory Fee	$7,362
Portfolio Turnover Rate	146.50%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	237.57%
WisdomTree Physical Ethereum ETP	43.15%
CoinShares Physical Staked Ethereum ETP	42.67%
Ethereum	11.58%
First American Government Obligations Fund - Institutional Class 4.226%	0.43%

[1]	Costs are for the period of July 2, 2025 to January 31, 2026. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Gross expenses, excluding tax expense, would have been 0.75% for the year ended January 31, 2026.
[4]	Costs are for the period of September 18, 2025 to January 31, 2026. Costs for a full annual period would be higher.
[5]	Annualized.
[6]	Costs are for the period of September 25, 2026 to January 31, 2026. Costs for a full annual period would be higher.
[7]	Annualized.